ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Mar. 31, 2024
Accounts Payable And Accrued Liabilities
Accounts payable and amounts accrued to CRO	$ 1,484	$ 1,413
Accrued bonuses and other payroll-related expenses	873	525
Accrued accounting and auditing fees	162	189
Accrued legal fees	142	194
Accrued other professional fees	91	157
Other accounts payable	76	136
Accrued clinical and R&D services	42	179
Other	95	43
Total accounts payable and accrued liabilities	$ 2,965	$ 2,836